Shareholder Fees - VIPGrowthIncomePortfolio-InvestorPRO	Apr. 29, 2024 USD ($)
VIPGrowthIncomePortfolio-InvestorPRO | VIP Growth & Income Portfolio
Shareholder Fees:
(fees paid directly from your investment)